Document and Entity Information	Aug. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2022
Entity Registrant Name	TREX COMPANY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14649
Entity Tax Identification Number	54-1910453
Entity Address, Address Line One	160 Exeter Drive
Entity Address, City or Town	Winchester
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22603-8605
City Area Code	540
Local Phone Number	542-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001069878
Title of 12(b) Security	Common stock
Trading Symbol	TREX
Security Exchange Name	NYSE